Taxes Other Than Income Taxes - Summary of Taxes Other Than Income Taxes (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Taxes Other Than Income Taxes [abstract]
Consumption tax	¥ 159,132	¥ 161,623	¥ 145,525
Resource tax	32,991	23,723	18,468
City maintenance and construction tax	17,003	16,078	13,647
Educational surcharge	12,436	11,660	9,882
Crude oil special gain levy	43,768	4,655	178
Urban and township land use tax	3,702	3,572	3,588
Others	9,023	6,692	4,562
Taxes other than income taxes	¥ 278,055	¥ 228,003	¥ 195,850